Fixed assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Fixed assets

Note 5 – Fixed assets

Fixed assets consist of the following:

	September 30, 2022	December 31, 2021

Land	$308,823	$235,223
Vehicles	50,514	50,514
Computer hardware	6,135	5,935
Office furniture and equipment	7,912	7,912
Shipping and other equipment	1,575	1,575
Total	374,959	301,159
Accumulated depreciation	(20,824)	(17,135)
Property and equipment, net	$354,135	$284,024

Depreciation expense was $3,489 and $4,051 for the nine months ended September 30, 2022 and 2021, respectively.

Note 5 – Fixed assets

Fixed assets consist of the following:

	December 31, 2021	December 31, 2020

Land	$235,223	$-
Vehicles	50,514	-
Computer hardware	5,935	10,747
Office furniture and equipment	7,912	3,639
Shipping and other equipment	1,575	7,023
Total	301,159	21,409
Accumulated depreciation	(17,135)	(16,350)
Property and equipment, net	$284,024	$5,059

Depreciation expense was $6,772 and $389 for the years ended December 31, 2021 and 2020, respectively.

THERAPEUTIC SOLUTIONS INTERNATIONAL, INC.

Consolidated Notes to Financial Statements

December 31, 2021